As filed with the Securities and Exchange Commission on November 19, 2001
Registration No. 333-63178

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. __	__
Post-Effective Amendment No. 2	X

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 222-8222

Address of Principal Executive Offices, including Zip Code:
525 Market Street
San Francisco, California 94105

__________________________

Name and Address of Agent for Service:

C. David Messman
c/o Wells Fargo Bank, N.A.
633 Folsom Street, 7th Floor
San Francisco, California 94107-3600

With copies to:

Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W., Suite 5500
Washington, D.C. 20006

__________________________

It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

EXPLANATORY NOTE

        This Post-Effective Amendment No. 2 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A from the Trust’s filing of the definitive proxy pursuant to Rule 497(b) filed on July 31, 2001 (File No. 333-63178), as supplemented on August 7, 2001, and Part B by reference to the Trust’s Post Effective Amendment No. 1 to the Registration Statement on Form N-14, filed July 20, 2000 (File No. 333-63178), and portions of Part C by reference on the Registration Statement on Form N-14, filed June 15, 2001 (File No. 333-63178). This Post-Effective Amendment No. 2 is being filed to add the final tax opinion and Agreement and Plan of Reorganization as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

        Incorporated by reference to Item 15 of the Trust’s Registration Statement on Form N-14, filed June 15, 2001 (File Nos. 333-63178; 811-09253)

Item 16. EXHIBITS.

        All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.
(2)	Not applicable
(3)	Not Applicable.
(4)	Final Agreement and Plan of Reorganization, filed herewith.
(5)	Not Applicable.
(6)(a)

Investment Advisory Agreement between the Registrant and Wells Fargo Funds Management, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(b)	Sub-Advisory Agreement with Barclays Global Fund Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.
(6)(c)	Sub-Advisory Agreement with Dresdner RCM Global Investors LLC is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.
(6)(d)	Sub-Advisory Agreement with Galliard Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.
(6)(e)	Sub-Advisory Agreement with Peregrine Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.
(6)(f)	Sub-Advisory Agreement with Schroder Investment Management North America, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.
(6)(g)	Sub-Advisory Agreement with Smith Asset Management Group, L.P. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.
(6)(h)

Sub-Advisory Agreement with Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(7)	Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.
(8)	Not Applicable.
(9)(a)

Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(9)(b)

Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(10)

Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(11)	Opinion and Consent of Counsel – Morrison & Foerster LLP is incorporated by reference to the Registration Statement on Form N-14, filed June 15, 2001 (File No. 333-63178).
(12)	Tax Opinion of Morrison & Foerster, LLP, filed herewith.
(13)(a)

Fee and Expense Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(b)

Administration Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(c)

Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(14)(a)	Consent of Independent Auditors of Wells Fargo Funds Trust – KPMG LLP is incorporated by reference to the Registration Statement on Form N-14, filed June 15, 2001 (File No. 333-63178).
(15)	Not Applicable.
(16)	Powers of Attorney, are incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).
(17)	Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1)         Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 19th day of November, 2001.

WELLS FARGO FUNDS TRUST By: /s/ C. David Messman C. David Messman Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 19th day of November, 2001.

SIGNATURES	TITLE
Michael J. Hogan*	President and/or Principal Executive Officer
Karla M. Rabusch*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Robert C. Brown	Trustee
Thomas S. Goho	Trustee
Peter G. Gordon	Trustee
W. Rodney Hughes	Trustee
J. Tucker Morse	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee

*By:  /s/ C. David Messman
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
4	Agreement and Plan of Reorganization. Filed herewith.
12(a)	Tax Opinion of Morrison & Foerster LLP. Filed herewith.

EXHIBIT 4

WELLS FARGO FUNDS TRUST

AGREEMENT AND

PLAN OF

REORGANIZATION

Dated as of May 8, 2001

        This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 8th day of May, 2001, by Wells Fargo Funds Trust ("Funds Trust"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and on behalf of its series listed in the Target Funds column below (each a "Target Fund").
Target Funds	Acquiring Funds
Variable Rate Government Fund Class A	Limited Term Government Income Fund Class A
Minnesota Intermediate Tax-Free Fund Institutional Class	Minnesota Tax-Free Fund Institutional Class
Disciplined Growth Fund Institutional Class	Equity Income Fund Institutional Class

        WHEREAS, Funds Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

        WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target") in exchange for shares of equal value of the corresponding Acquiring Fund ("Corresponding Acquiring") and the distribution of the shares of the Corresponding Acquiring so received to the shareholders of the Corresponding Target in connection with the liquidation and termination of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "Reorganization"); and

        WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

        NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

    Definitions.

The following terms shall have the following meanings:
1933 Act The Securities Act of 1933, as amended.

1934 Act	The Securities Exchange Act of 1934, as amended.

Acquiring Class…………….	The class of an Acquiring Fund’s shares that Funds Trust will issue to the shareholders of the Corresponding Target Class as set forth above.

Acquiring Fund Financial Statements………………….	The audited financial statements of each Acquiring Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on the Fund’s books.

Assets List	A list of securities and other Assets and Known Liabilities of or attributable to a Target Fund as of the date provided. In the case of a Target Fund that exists in a Portfolio, the Asset List shall set forth the list of securities and other Assets and known Liabilities of such Portfolio.

Board	The Board of Trustees of Funds Trust

Closing Date	November 19, 2001, or such other dates as the parties may agree to in writing to effect the closing of a Reorganization.

Corresponding Target Class..	The Target share class set forth opposite an Acquiring Class in the chart on the first page of this Plan.

Core Trust	Wells Fargo Core Trust, a Delaware business trust.

Effective Time	9:00 a.m. Eastern Time on the first business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.

Fund	An Acquiring Fund or a Target Fund as the context requires.

HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

Know, Known or Knowledge	Known after reasonable inquiry.

Liabilities	All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration Statement	The Registration Statement of Funds Trust on Form N-14 under the 1940 Act that will register the shares of the Acquiring Funds to be issued in the Reorganizations and will include the proxy materials necessary for the shareholders of the Target Funds to approve the Reorganizations.

Material Agreements	The agreements set forth in Schedule A.

Portfolio	A series of Wells Fargo Core Trust.

Reorganization Documents	Such bills of sale, assignments, and other instruments of transfer as Funds Trust deems desirable for a Target Fund to transfer to an Acquiring Fund all right and title to and interest in the Corresponding Target’s Assets and Liabilities and for the Acquiring Fund to assume the Corresponding Target’s Assets and Liabilities.

Schedule A	Schedule A to this Plan as may be amended from time to time.

Target Financial Statements	The audited financial statements of each Target Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Target Fund for its most recently completed semi-annual period.

Valuation Time	The time on a Reorganization’s Closing Date, or on the business day immediately preceding the Closing Date if the Closing Date is not a business day, or such other time as the parties may agree to in writing, that Funds Trust determines the net asset value of the shares of the Acquiring Fund and determines the value of the Assets of or attributable to the Corresponding Target, net of known Liabilities. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be the time of day then set forth in the Acquiring Fund’s and Target Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings.

    (a)        Funds Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. Funds Trust also shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

    (b)         The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

    3.         Transfer of Target Fund Assets. Funds Trust shall take the following steps with respect to each Reorganization:

    (a)         On or prior to the Closing Date, Funds Trust shall endeavor to pay or make reasonable provision to pay out of the Target Fund’s Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to Funds Trust and that are due and payable as of the Closing Date.

    (b)         At the Effective Time, Funds Trust shall assign, transfer, deliver and convey all of the Target Fund’s Assets to the Acquiring Fund on the bases described in Subsection 3(d) of this Plan. Funds Trust shall then accept the Target Fund’s Assets and assume the Target Fund’s Liabilities such that at and after the Effective Time (i) all of the Target Fund’s Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund’s Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

    (c)         Within a reasonable time prior to the Closing Date, each Target Fund shall provide, if requested, its Assets List to the Corresponding Acquiring. The Target Fund or in the case of the Disciplined Growth Fund, the Portfolio in which the Target Fund invests, may sell any investment on the Assets List prior to the Target Fund’s Valuation Time. After each Target Fund provides the Assets List, the Target Fund will notify the Corresponding Acquiring of its purchase or incurrence or the purchase or incurrence by any Portfolio in which the Disciplined Growth Fund invests, of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, each Acquiring Fund will advise the Corresponding Target in writing of any investments shown on the Assets List that the Corresponding Acquiring has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. Upon request of an Acquiring Fund, the Corresponding Target will seek to dispose of, and the Disciplined Growth Fund will seek to cause the Portfolio in which it invests to dispose of, any such investments prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund’s and, in the case of the Disciplined Growth Fund, the Portfolio’s investment objectives, policies and restrictions. In addition, if an Acquiring Fund determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, it will advise the Corresponding Target in writing of any such limitation and the Corresponding Target will seek to dispose of, and the Disciplined Growth Fund will seek to cause the Portfolio in which it invests to dispose of, a sufficient amount of such investment as may be necessary to avoid exceeding the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund’s and, in the case of the Disciplined Growth Fund, the Portfolio’s investment objectives, policies and restrictions.

    (d)        Funds Trust shall assign, transfer, deliver and convey each Target Fund’s Assets to the corresponding Acquiring Fund at the Reorganization’s Effective Time on the following bases:

(1)     In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of known Liabilities attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of known Liabilities of the Corresponding Target Class. Because the Disciplined Growth Fund is a feeder fund that invests in a Portfolio, it will redeem its interest in the Portfolio in which it invests so as to receive redemption proceeds, in kind, on or prior to the Closing date. The redemption will be effectuated in kind by the Portfolio transferring portfolio securities to the Disciplined Growth Fund. The Disciplined Growth Fund will then transfer these portfolio securities to its Corresponding Acquiring, which is also a feeder fund, and the Corresponding Acquiring will simultaneously transfer those securities into its Portfolio.

(2)     The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of known Liabilities, as of the Valuation Time substantially in accordance with Funds Trust current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(3)     Funds Trust shall cause its custodian to transfer the Target Fund’s Assets with good and marketable title to the account of the Corresponding Acquiring. Funds Trust shall cause its custodian to transfer all cash in the form of immediately available funds. Funds Trust shall cause its custodian to transfer any Assets that were not transferred to the Corresponding Acquiring’s account at the Effective Time to the Corresponding Acquiring’s account at the earliest practicable date thereafter.

    4.         Liquidation and Termination of Target Funds and Registration of Shares. Funds Trust also shall take the following steps for each Reorganization:

    (a)         At or as soon as reasonably practical after the Effective Time, Funds Trust shall dissolve and liquidate the Target Fund, and terminate the Target Fund as an authorized series of Funds Trust, in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Funds Trust declared with respect to the shareholder’s Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Funds Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust does not issue certificates representing Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. Funds Trust shall wind up the affairs of the Target Fund. The winding-up of the affairs of a Target Fund shall not cause the affairs of any other Target Fund to wind-up.

    (b)         If a former Target Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

    5.         Representations, Warranties and Agreements of Funds Trust. Funds Trust, on behalf of itself and, as appropriate, the Target Funds and the Acquiring Funds, represents and warrants to, and agrees with, the Corresponding Acquired and the Corresponding Target, respectively as follows:

    (a)         Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board duly established and designated each Fund as a series of Funds Trust and each Acquiring Class as a class of the Acquiring Fund. Funds Trust is an open-end management investment company registered with the SEC under the 1940 Act.

    (b)         Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

    (c)         The Board has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust or any Material Agreement. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

    (d)     Each Fund has qualified as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations.

    (e)      The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as it relates to Funds Trust, the Acquiring Funds or the Acquiring Classes: (i) shall comply as to form in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances in which they were made.

    (f)         Funds Trust has duly authorized the Acquiring Fund shares to be issued and delivered to each Corresponding Target Fund as of the Target Fund’s Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

    (g)         Each Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the Assets net of Known Liabilities of each Acquiring Fund has been determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund.

    (h)         Funds Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Neither Funds Trust nor any Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

    ( i)         Funds Trust is not a party to any contracts, agreements, franchises, licenses or permits relating to the Funds except those entered into or granted in the ordinary course of its business, in each case under which no material default exists. All contracts and agreements that are material to the business of the Funds are listed on Schedule A. Funds Trust is not a party to or subject to any employee benefit plan, lease or franchise of any kind or nature whatsoever on behalf of any Fund.

    (j)         Funds Trust has timely filed the tax returns of each Fund, for all taxable years to and including the Fund’s most recent taxable year required to be filed on or before the date of this Agreement, and has paid all taxes payable pursuant to such returns. To the Knowledge of Funds Trust, no such return has been or is currently under audit and no assessment has been asserted with respect to such returns. Funds Trust will file the tax returns of each Fund for all taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

    (k)         Since the date of the Target Fund Financial Statements and the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of any Target Fund or Acquiring Fund, respectively. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

    (l)         The Target Fund Financial Statements and the Acquiring Fund Financial Statements, fairly present the financial position of each Acquiring Fund as of the Fund’s most recent fiscal year-end and the results of the Fund’s operations and changes in the Fund’s net assets for the periods indicated. The Target Fund Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

    (m)         To the Knowledge of Funds Trust, no Target Fund or Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Target Fund Financial Statements and the Acquiring Fund Financial Statements, respectively, or Liabilities incurred in the ordinary course of business.

    (n)         Funds Trust shall operate the business of each Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions declared by or at the direction of the Board.

    6.         Conditions to Funds Trust Obligations. The obligations of Funds Trust with respect to each Reorganization shall be subject to the following conditions precedent:

    (a)         The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Declaration of Trust of Funds Trust and applicable law. If that Target Fund’s shareholders fail to approve the Reorganization, that failure shall release Funds Trust of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

    (b)         Funds Trust shall have duly executed and delivered the Target Fund Reorganization Documents.

    (c)         All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

    (d)         Funds Trust shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

    (e)          Funds Trust shall have received an opinion of Morrison & Foerster LLP, in form and substance reasonably satisfactory to Funds Trust and dated as of the Closing Date, substantially to the effect that:

(1)         Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

(2)         the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Funds Trust, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

(3)         the Plan has been duly authorized, executed and delivered, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Funds Trust or any Material Agreement to which Funds Trust is a party or by which it is bound; and

(4)         to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Funds Trust of the Reorganization, or for the execution and delivery of Funds Trust’s Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Funds Trust.

    (f)         Funds Trust shall have received an opinion of Morrison & Foerster LLP, in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Funds Trust, its affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes the Reorganization with respect to each Acquiring Fund and the Corresponding Target will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and such Acquiring Fund and the Corresponding Target will each be a "party to a reorganization", within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

    (g)         Funds Trust shall have received a memorandum addressed to Funds Trust, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state’s securities laws in connection with Funds Trust’s issuance of Acquiring Fund shares.

    (h)         The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Funds Trust, contemplated by the SEC.

    (i)         No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

    (j)         The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

    (k)         Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

    (l)         Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code, (ii) excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

    (m)         Funds Trust shall not have terminated this Plan with respect to the Reorganization pursuant to Section 8 of this Plan.

    (n)         Funds Trust shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

    7.         Survival of Representations and Warranties. The representations and warranties of Funds Trust hereto shall survive the completion of the transactions contemplated herein.

    8.        Termination of Plan. A majority of the Board may terminate this Plan with respect to any Acquiring Fund or Target Fund, as appropriate if: (i) the conditions precedent set forth in Section 6, are not satisfied on the Closing Date; or (ii) it becomes reasonably apparent to the Board that such conditions precedent will not be satisfied on the Closing Date. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target Fund shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target Fund.

    9.         Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

    10.         Amendments. Funds Trust may, by agreement in writing authorized by the Board, amend this Plan with respect to any Reorganization at any time before or after the Target Fund’s shareholders approve the Reorganization. After a Target Fund’s shareholders approve a Reorganization, however, Funds Trust may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund’s shareholders with respect to that Reorganization. This Section shall not preclude Funds Trust from changing the Closing Date or the Effective Time of a Reorganization.

    11.         Waivers. At any time prior to the Closing Date, Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Funds Trust agrees that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

    12.         Limitation on Liabilities. The obligations of Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Funds Trust personally, but shall bind only the Assets and property of the particular Fund. The execution and delivery of this Plan by the officers of Funds Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

    13.         General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

        IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.
ATTEST:	WELLS FARGO FUNDS TRUST for itself and on behalf of the Target Funds and on behalf of the Acquiring Funds
/s/ C. David Messman Name: C. David Messman Title: Secretary	By:/s/ Michael J. Hogan Name: Michael J. Hogan Title: President

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Investment Advisory Contract between Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Sub-Advisory Contract between Wells Capital Management Incorporated, Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Distribution Agreement between Stephens Inc. and Funds Trust, dated November 8, 1999.

Custody Agreement between Wells Fargo Bank Minnesota, N.A. and Funds Trust, dated July 25, 2000.

Administration Agreement between Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Fund Accounting Agreement between Forum Accounting Services, LLC and Wells Fargo Funds, dated November 8, 1999.

Transfer Agency and Service Agreement between Boston Financial Data Services, Inc. and Funds Trust, dated November 8, 1999.

Shareholder Servicing Agreement approved by the Board of Funds Trust on March 26, 1999.

Fee and Expense Agreement between Funds Trust and Wells Fargo Funds Management, LLC, dated March 1, 2001.

EXHIBIT 12(a)

[MORRISON & FOERSTER LETTERHEAD]

November 16, 2001

Wells Fargo Funds Trust
P.O. Box 7066
San Francisco, California 94120-7066

Re: Wells Fargo Funds Trust Reorganizations

Ladies and Gentlemen:

        This opinion is being delivered to you pursuant to Section 6(g) of that certain Agreement and Plan of Reorganization, dated as of May 8, 2001 (the "Agreement"),1 by Wells Fargo Funds Trust, a Delaware business trust ("Wells Fargo Funds"), for itself and on behalf of certain of its series set forth in the Agreement (each, an "Acquired Fund," and, collectively, the "Acquired Funds") and on behalf of certain other of its series set forth in the Agreement (each, an "Acquiring Fund," and, collectively, the "Acquiring Funds"). Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by Wells Fargo Funds, for itself and on behalf of the Acquired Funds and the Acquiring Funds (the "Certificates of Representations").

        Pursuant to the Agreement, each Acquiring Fund shall acquire all of the assets and assume the liabilities of the corresponding Acquired Fund (each, a "Reorganization," and, collectively, the "Reorganizations"). The Reorganizations are further described in the combined proxy statement/prospectus (the "Proxy/Prospectus"), and the appendices thereto, of Wells Fargo Funds, as filed on Form N-14 with the SEC on or about June 15, 2001, July 20, 2001 and July 31, 2001 (Registration No. 333-63178).

        We have acted as counsel to Wells Fargo Funds in connection with the Reorganizations. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectus and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

        In addition, we have assumed (i) that the Reorganizations will be consummated in accordance with the provisions of the Agreement and as described in the Proxy/Prospectus, (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us by Wells Fargo Funds in the Certificates of Representations, and (iv) that any representation made "to the knowledge" or similarly qualified is correct without such qualification.

        The opinion expressed herein is based upon the Code, Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

        Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

        No opinion is expressed as to any transaction other than the Reorganizations as effected by the Agreement or as to any transaction whatsoever, including the Reorganizations, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representation, warranties, statements and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon. We have not independently investigated or verified the validity of any representations made in connection with the Reorganizations or this opinion upon which we have relied in rendering this opinion. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

        This opinion may not be applicable to certain classes of each Acquired Fund’s shareholders, including securities dealers and foreign persons.

        Based upon the foregoing and subject to the following paragraph, we are of the opinion that each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of each Reorganization.

        This opinion is intended solely for your benefit and for the benefit of each Acquiring Fund, each Acquired Fund and their respective shareholders; it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.

Very truly yours,

/s/ Morrison & Foerster, LLP
Morrison & Foerster LLP

   1 References contained herein to the "Agreement" include, unless the context otherwise requires, each document attached as an exhibit or annex thereto.